LONG-TERM DEBT (Details) (USD $)	4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended															12 Months Ended
	May 16, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Williston Basin and Eagle Ford Shale	May 22, 2012 Baytex	Dec. 13, 2012 Senior Notes Payable due May 15, 2020	May 16, 2012 Senior Notes Payable due May 15, 2020	Dec. 31, 2012 Senior Notes Payable due May 15, 2020	Jun. 30, 2013 Senior Notes Payable due May 15, 2020	Dec. 31, 2011 Senior Notes Payable due May 15, 2020	Jun. 30, 2013 Various equipment and real estate notes payable with maturity January 2015 - April 2021	Dec. 31, 2012 Various equipment and real estate notes payable with maturity January 2015 - April 2021	Dec. 31, 2011 Various equipment and real estate notes payable with maturity January 2015 - April 2021	Jun. 30, 2013 Second lien term loan due August 16, 2018	Dec. 31, 2012 Second lien term loan due August 16, 2018	Jun. 30, 2013 Second lien term loan due August 16, 2018 Eureka Hunter Pipelines, LLC	Dec. 31, 2012 Second lien term loan due August 16, 2018 Eureka Hunter Pipelines, LLC	Dec. 31, 2011 Second lien term loan due August 16, 2018 Eureka Hunter Pipelines, LLC	Dec. 31, 2012 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]		Dec. 31, 2011 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]		Sep. 28, 2011 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]	Jun. 30, 2013 Senior Revolving Credit Facility	Dec. 31, 2012 Senior Revolving Credit Facility	Dec. 31, 2011 Senior Revolving Credit Facility	Dec. 31, 2012 On or after May 15, 2016 Senior Notes Payable due May 15, 2020	Dec. 31, 2012 After May 15, 2017 Senior Notes Payable due May 15, 2020	Dec. 31, 2012 After May 15, 2018 Senior Notes Payable due May 15, 2020	Dec. 31, 2012 Prior to May 15, 2016 Senior Notes Payable due May 15, 2020	Dec. 31, 2012 Prior to May 15, 2016 Senior Notes Payable due May 15, 2020 Option one	Dec. 31, 2012 Prior to May 15, 2016 Senior Notes Payable due May 15, 2020 Option two	Dec. 31, 2012 Before May 15, 2015 Senior Notes Payable due May 15, 2020
Notes payable disclosures
Long-term Debt, Gross, Maturities, Repayments of Principal, Remainder of Fiscal Year		$ 2,172,000
Total long-term debt, outstanding		669,671,000		890,760,000	890,760,000	290,389,000						597,212,000	597,209,000	0	22,462,000	18,548,000	17,389,000	50,000,000	50,000,000		50,000,000	31,000,000	0	[1]	100,000,000	[1]	100,000,000	0	225,000,000	142,000,000
Less: current portion		(4,353,000)		(3,991,000)	(3,991,000)	(4,565,000)
Total long-term debt		665,318,000		886,769,000	886,769,000	285,824,000
Table of approximate annual maturities of debt
2013				3,991,000	3,991,000
2014		4,369,000		4,368,000	4,368,000
2015		12,145,000		6,412,000	6,412,000
2016		2,627,000		227,628,000	227,628,000
2017		1,149,000		1,149,000	1,149,000
Thereafter		650,000,000		650,000,000	650,000,000
Total		672,462,000		893,548,000	893,548,000
Senior notes issued										150,000,000	450,000,000
Interest rate (as a percent)											9.75%	9.75%	9.75%							12.50%	12.50%	12.50%			8.00%			2.96%	3.56%	3.56%
Interest rate, low end of the range (as a percent)															4.25%	4.25%	4.25%
Interest rate, high end of the range (as a percent)															5.70%	5.70%	5.70%
Proceeds from issuing Senior Notes		0	443,971,000		596,907,000	0	0			149,900,000	431,200,000
Issuing costs of senior notes										3,100,000	12,800,000
Senior notes payable, unamortized discount (in dollars)											6,000,000	2,800,000	2,800,000
Total									312,018,000
Upstream capital budget	150,000,000			325,000,000
Upstream capital budget focused on Williston Basin and Eagle Ford Shale (as a percentage)								92.00%
Premium on Issuing Senior Notes										$ 3,000,000
Minimum percentage of holding in senior notes												25.00%
Redemption price on senior notes																															104.875%	102.438%	100.00%	100.00%			109.75%
Make-whole premium as percentage of principle amount																																			1.00%
Make-whole permium calculated as basis points added to treasury rate (as a percent)																																				0.50%
Maximum percentage of the aggregate principal amount of notes redeemable before May 15, 2015 with net proceeds of certain equity offerings												35.00%
Minimum percentage of the aggregate principal amount of notes redeemed, after redemption up to 35% with net proceeds of certain equity offerings												65.00%
Number of days within entity may redeem the notes												180 days
Redemption price as percentage of principal amount of notes redeemable within 180 days of the closing date of equity offering												101.00%

[1]	The Company’s second lien term loan was paid in full in May 2012 in connection with the issuance of the Company’s Senior Notes.